Pension and Other Post-retirement Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Pension and other post-retirement benefits
Costs associated with the defined contribution benefit plans	$ 31,700	$ 30,100	$ 29,900
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	132,861	130,284
Pension and post-retirement benefits	(509,261)	(502,693)
Pension Benefits
Net periodic cost of defined benefit plans
Service cost	28,795	25,935	30,979
Interest cost	52,522	53,030	47,688
Expected return on plan assets	(88,792)	(83,702)	(73,144)
Amortization of prior service cost	(4,878)	(4,971)	(5,079)
Recognized actuarial loss (gain)	18,476	12,697	34,019
Curtailment charge			6
Net periodic cost	6,123	2,989	34,469
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	32,490	37,368
Unrecognized actuarial gains (losses)	(360,949)	(343,398)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	(4,878)
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	18,693
Change in benefit obligation:
Benefit obligation at beginning of year	1,235,769	1,098,060
Service cost	28,795	25,935	30,979
Interest cost	52,522	53,030	47,688
Actuarial loss (gain)	(16,872)	108,047
Benefits paid	(52,005)	(49,303)
Benefit obligation at end of year	1,248,209	1,235,769	1,098,060
Changes in fair value
Fair value of plan assets at beginning of year	1,168,765	1,087,315
Actual return on plan assets	35,870	101,025
Employer contributions	27,147	29,728
Benefits paid	(52,005)	(49,303)
Fair value of plan assets at end of year	1,179,777	1,168,765	1,087,315
Funded status at end of year	(68,432)	(67,004)
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	132,861	130,284
Employee related expenses	(4,931)	(4,532)
Pension and post-retirement benefits	(196,362)	(192,756)
Net amount recognized	(68,432)	(67,004)
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	201,293	197,288
Accumulated benefit obligation	$ 193,913	186,085
Pension Benefits | Minimum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	9 years
Pension Benefits | Maximum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	23 years
Post-retirement Benefits
Net periodic cost of defined benefit plans
Service cost	$ 1,795	1,963	2,494
Interest cost	13,479	15,279	14,910
Amortization of prior service cost	(1,337)	(1,337)	(1,332)
Recognized actuarial loss (gain)	(2)	(2)	7,719
Net periodic cost	13,935	15,903	23,791
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	2,844	4,180
Unrecognized actuarial gains (losses)	(40,590)	(30,250)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	(1,337)
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	1,303
Change in benefit obligation:
Benefit obligation at beginning of year	330,841	334,447
Service cost	1,795	1,963	2,494
Interest cost	13,479	15,279	14,910
Actuarial loss (gain)	10,339	927
Employee contributions	2,798	2,715
Medicare Part D subsidy	1,313	1,941
Benefits paid	(26,021)	(26,431)
Benefit obligation at end of year	334,544	330,841	$ 334,447
Changes in fair value
Employee contributions	2,798	2,715
Employer contributions	23,223	23,716
Benefits paid	(26,021)	(26,431)
Funded status at end of year	(334,544)	(330,841)
Amounts recognized in the Consolidated Statements of Financial Position
Employee related expenses	(21,645)	(20,904)
Pension and post-retirement benefits	(312,899)	(309,937)
Net amount recognized	$ (334,544)	$ (330,841)
Post-retirement Benefits | Minimum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	6 years
Post-retirement Benefits | Maximum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	18 years